Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,365,793	$ 3,425,726
Less: accumulated depreciation	(256,748)	(1,261,869)
Property and equipment, net	3,109,045	2,163,857
Equipment for Rental Business [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,173,282	3,171,240
Production Line for E-Bicycles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,118,521	203,646
Furniture, Fixtures and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	44,869	22,885
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 29,121	$ 27,955